Related-Party Transactions - Additional information (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 002 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 9,752,787